Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000012318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class A Shares)
Accumulated Value	$ 9,476		$ 8,996	$ 11,198	$ 14,133	$ 15,495	$ 19,812	$ 29,233	$ 22,646	$ 28,411	$ 37,885	$ 43,454
C000034442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class C Shares)
Accumulated Value	10,000		9,445	11,698	14,692	16,024	20,383	29,923	23,070	28,792	38,402	44,048
C000033247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class I Shares)
Accumulated Value	1,000,000		950,932	1,186,247	1,501,315	1,650,079	2,114,499	3,128,467	2,429,994	3,055,660	4,084,810	4,697,214
C000190884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R2 Shares)
Accumulated Value	10,000		9,469	11,757	14,803	16,189	20,637	30,374	23,475	29,362	39,053	44,688
C000187975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R3 Shares)
Accumulated Value	10,000		9,493	11,816	14,921	16,357	20,905	30,854	23,901	29,974	39,969	45,847
C000187976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R4 Shares)
Accumulated Value	10,000		9,517	11,874	15,027	16,516	21,166	31,306	24,318	30,576	40,871	46,997
C000073572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R5 Shares)
Accumulated Value	10,000		9,528	11,903	15,087	16,603	21,304	31,564	24,562	30,928	41,398	47,677
C000133820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,770,486	5,966,288	7,568,655	8,339,067	10,715,008	15,888,070	12,375,799	15,595,572	20,899,094	24,091,391
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,214	12,104	13,893	15,141	16,130	23,253	20,030	23,826	29,336	33,823
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	$ 10,000		$ 10,188	$ 12,299	$ 15,063	$ 16,660	$ 20,316	$ 29,048	$ 23,304	$ 29,503	$ 39,008	$ 45,595